Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Federal Funds Purchased and Other Short-term Borrowings

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2017		At December 31, 2016
	Federal Funds Purchased	Short-term Borrowings	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$56,900	$—	$31,000
Maximum indebtedness during the year	20,000	115,050	20,000	70,400
Average balance during the year	119	38,825	116	10,483
Average rate paid during the year	1.68%	1.12%	0.86%	0.42%
Interest rate on year end balance	—	1.42%	—	0.64%

	At December 31, 2015
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$53,700
Maximum indebtedness during the year	—	64,700
Average balance during the year	69	26,880
Average rate paid during the year	0.53%	0.20%
Interest rate on year end balance	—	0.35%